Schedule of Derivative Instruments (Details) - Commodity Contracts [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 8,688	$ 109,346
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	8,688	109,346
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities